SUPPLEMENT DATED AUGUST 29, 2005
TO THE GOLD BANK FUNDS
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 30, 2005

Effective immediately, all references in the Prospectus and Statement of Additional Information to “10975 El Monte, Suite 225, Overland Park, Kansas 66211” are changed to “6860 W. 115th, Suite 100, Overland Park, Kansas 66211.”

Please keep this supplement for future reference.